TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of Transferred Assets and Liabilities
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 29). The liabilities shown in the table below have recourse to the transferred assets.

	2021		2020
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	4,345	2,030	5,791	2,512
Financial assets at fair value through other comprehensive income	8,085	6,244	6,025	5,105
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	31,406	3,705	34,584	4,451
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £24,010 million (31 December 2020: £27,448 million